INVESTMENT IN UNCONSOLIDATED ENTITY (Details Textual)	1 Months Ended	12 Months Ended
	Aug. 21, 2018 CNY (¥) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 CNY (¥) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 CNY (¥)	Dec. 15, 2017
Payments to Acquire Businesses and Interest in Affiliates		¥ 4,037,736	$ 609,948	¥ 0		¥ 0
Cost-method Investments, Other than Temporary Impairment		¥ 4,037,736	$ 609,948	¥ 0	$ 0	¥ 0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares		1,563,667	1,563,667	508,909	508,909
Future Gas Station Beijing Technology Ltd [Member]
Cost Method Investment Ownership Percentage							8.00%
Subsequent Event [Member]
Payments to Acquire Additional Interest in Subsidiaries | ¥	¥ 10,000,000
Cost Method Investment Ownership Percentage	43.00%
Subsequent Event [Member] | Future Gas Station Beijing Technology Ltd [Member]
Payments to Acquire Businesses and Interest in Affiliates | ¥	¥ 2,000,000
Cost Method Investments, Additional Information	As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, Recon will (1) pay a total of RMB 10 million in cash to FGS in five installments and (2) issue 2,435,284 restricted ordinary shares of Recon (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording Recon’s corresponding interest at the local governmental agency.
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	2,435,284
Subsequent Event [Member] | Minimum [Member]
Equity Method Investment, Ownership Percentage	8.00%
Subsequent Event [Member] | Maximum [Member]
Equity Method Investment, Ownership Percentage	43.00%